CONDENSED CONSOLIDATED STATEMENT OF UNITHOLDERS' CAPITAL (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Underwriting discounts and expenses	$ 30,007	$ 27,427	$ 34,556	$ 12,369